Leases (Schedule of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease costs (mainly plant and offices)	$ 1,872	$ 1,921	$ 1,623
Variable lease payments not included in the lease liability	62	8	3
Short-term lease cost	273	278	285
Total operating lease cost	$ 2,207	$ 2,207	$ 1,911